Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash And Cash Equivalents [Abstract]
Cash at bank	$ 15,369	$ 9,575	$ 4,349
Cash on deposit	7,042	6,510	13,026
Total Cash and cash equivalent	$ 22,411	$ 16,085	$ 17,375	$ 18,230